CREDIT FACILITY (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings
Percentage of amount paid on amounts drawn		4.40%
Percentage of amount paid on amounts undrawn		0.50%
Balance at the beginning		$ 16,780
Proceeds		82,284	$ 36,894
Repayment		(7,085)	(33,237)
Balance at the end		89,617	16,780
Revolving Facility
Disclosure of detailed information about borrowings
Maximum borrowing capacity	$ 120
Balance at the beginning		16,780
Proceeds		82,284	23,618
Repayment		(7,085)	(7,203)
Foreign exchange movement		(2,362)	365
Balance at the end		89,617	16,780
Amortization of deferred financing costs		$ 400	$ 300
Revolving Facility | Minimum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.45%
Revolving Facility | Maximum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.675%
Revolving Facility | LIBOR | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	2.00%
Revolving Facility | LIBOR | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	3.00%